Inventory (Tables)	3 Months Ended
Mar. 31, 2016
Inventory [Abstract]
Schedule of inventory
	March 31, 2016	December 31, 2015
Inventory	$1,429	$1,363
Inventory Reserves	(620)	(620)
Total	$809	$743